Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Summary of inventory

		$ million
	2023	2022
Crude oil	3,227	3,608
Natural gas	410	825
Emissions allowances	464	436
Refined petroleum and petrochemical products	7,413	7,920
	11,514	12,789
Trading inventories	9,850	14,004
	21,364	26,793
Supplies	1,455	1,288
	22,819	28,081
Cost of inventories expensed in the income statement	119,307	141,043